Other Assets (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Assets [Line Items]
Prepaid expenses	$ 1,626,000,000	$ 1,998,000,000
Restricted cash	384,000,000	486,000,000
Amortization period of acquired finite-lived intangible assets	7 years 0 months 0 days	6 years 0 months 0 days
Other intangible assets, at amortized cost	854,000,000	817,000,000
Foreign deferred tax liabilities	96,000,000
Other Assets (Textuals) [Abstract]
Goodwill impaired	0	0
Amortization expense	174,000,000	193,000,000	198,000,000
Affordable housing partnership interests	622,000,000	541,000,000
Sale of Concur Technologies	990,000,000	0	0
Gain on sale of investments in Concur Technologies	744,000,000	0	0
Carrying amount of Concur Technologies	246,000,000
Customer Relationships [Member]
Other Assets [Line Items]
Other intangible assets, at amortized cost	701,000,000	637,000,000
Other Contracts [Member]
Other Assets [Line Items]
Other intangible assets, at amortized cost	153,000,000	180,000,000
Minimum [Member]
Other Assets [Line Items]
Amortization period of intangible assets	3 years 0 months 0 days
Maximum [Member]
Other Assets [Line Items]
Amortization period of intangible assets	22 years 0 months 0 days
Coupon and Certain Asset-Backed Securitization Maturities [Member]
Other Assets [Line Items]
Restricted cash	64,000,000	58,000,000
Airline [Member] | Customer Relationships [Member]
Other Assets [Line Items]
Other intangible assets, at amortized cost	340,000,000	290,000,000
Airline [Member] | Delta [Member] | Customer Relationships [Member]
Other Assets [Line Items]
Other intangible assets, at amortized cost	206,000,000	117,000,000
Prepaid Miles And Reward Points [Member] | Airline [Member]
Other Assets [Line Items]
Prepaid expenses	1,100,000,000	1,500,000,000
Prepaid Miles And Reward Points [Member] | Airline [Member] | Delta [Member]
Other Assets [Line Items]
Prepaid expenses	$ 600,000,000	$ 900,000,000